CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS
CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS

Debt Securities Under Universal Shelf Registration Statement

Certain of the Company’s wholly-owned subsidiaries, Eagle Ford Hunter, Inc., Triad Hunter, LLC, NGAS Hunter, LLC, Magnum Hunter Production, Inc., Williston Hunter, Inc., Williston Hunter ND, LLC, and Bakken Hunter, LLC (collectively, “Guarantor Subsidiaries”), have fully and unconditionally guaranteed the obligations of the Company under any debt securities that it may issue under a universal shelf registration statement on Form S-3, on a joint and several basis.

These condensed consolidating guarantor financial statements have been revised to reflect Eagle Ford Hunter as a non-guarantor as the subsidiary was no longer a guarantor upon the closing of the sale on April 24, 2013. See "Note 7 - Discontinued Operations".

Condensed consolidating financial information for Magnum Hunter Resources Corporation, the Guarantor Subsidiaries and the other subsidiaries of the Company (the “Non Guarantor Subsidiaries”) as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011, and 2010, was as follows:

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$63,167	$48,320	$124,041	$(31,209)	$204,319
Intercompany accounts receivable	803,834	—	—	(803,834)	—
Property and equipment (using successful efforts accounting)	9,596	1,148,714	766,103	—	1,924,413
Investment in subsidiaries	763,856	101,342	102,354	(967,552)	—
Other assets	20,849	5,341	43,710	—	69,900
Total Assets	$1,661,302	$1,303,717	$1,036,208	$(1,802,595)	$2,198,632
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$28,503	$109,536	$135,994	$(30,377)	$243,656
Intercompany accounts payable	—	611,932	191,902	(803,834)	—
Long-term liabilities	831,286	83,192	127,968	—	1,042,446
Redeemable preferred stock	100,000	—	100,878	—	200,878
Shareholders' equity	701,513	499,057	479,466	(968,384)	711,652
Total Liabilities and Shareholders' Equity	$1,661,302	$1,303,717	$1,036,208	$(1,802,595)	$2,198,632

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$25,401	$19,145	$32,556	$567	$77,669
Intercompany accounts receivable	667,557	—	—	(667,557)	—
Property and equipment (using successful efforts accounting)	13,287	627,544	434,303	—	1,075,134
Investment in subsidiaries (1)	147,491	64,784	126,655	(338,930)	—
Other assets	9,151	440	6,366	—	15,957
Total Assets	$862,887	$711,913	$599,880	$(1,005,920)	$1,168,760
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$21,112	$81,927	$64,056	$580	$167,675
Intercompany accounts payable	—	232,534	435,023	(667,557)	—
Long-term liabilities	253,319	93,426	63,688	—	410,433
Redeemable preferred stock	100,000	—	—	—	100,000
Shareholders' equity (1)	488,456	304,026	37,113	(338,943)	490,652
Total Liabilities and Shareholders' Equity	$862,887	$711,913	$599,880	$(1,005,920)	$1,168,760

(1) In the third quarter of 2012, the Company revised its condensed consolidating balance sheet for the year ended December 31, 2011, to correct the presentation of Guarantor and Non-Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries in the Magnum Hunter Resources Corporation column. The impact of this revision to the Guarantor Subsidiaries and Magnum Hunter Resources Corporation is an increase of equity and investment in subsidiaries of approximately $45.3 million and $32.2 million, respectively, for the year ended December 31, 2011. Management concluded the revision was not material to the related financial statements.

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$728	$103,605	$39,668	$(3,645)	$140,356
Expenses	54,047	159,603	68,813	(3,139)	279,324
Loss from continuing operations before equity in net income of subsidiaries	(53,319)	(55,998)	(29,145)	(506)	(138,968)
Equity in net income of subsidiaries	(95,845)	458	(23,362)	118,749	—
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(149,164)	(55,540)	(52,507)	118,243	(138,968)
Income tax benefit	5,937	13,375	—	—	19,312
LOSS FROM CONTINUING OPERATIONS	(143,227)	(42,165)	(52,507)	118,243	(119,656)
Income from discontinued operations, net of tax	—	(11,036)	(7,093)	(1,345)	(19,474)
Gain on sale of discontinued operations, net of tax	—	2,409	—	—	2,409
Net income (loss)	(143,227)	(50,792)	(59,600)	116,898	(136,721)
Net loss attributable to non-controlling interest	—	—	—	4,013	4,013
NET LOSS ATTRIBUTABLE TO MAGNUM HUNTER RESOURCES CORPORATION	(143,227)	(50,792)	(59,600)	120,911	(132,708)
Dividends on preferred stock	(22,842)	—	(11,864)	—	(34,706)
Net income (loss) attributable to common shareholders	$(166,069)	$(50,792)	$(71,464)	$120,911	$(167,414)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,071	$45,119	$24,017	$(3,752)	$66,455
Expenses	68,772	39,226	23,939	(5,806)	126,131
Loss from continuing operations before equity in net income of subsidiaries	(67,701)	5,893	78	2,054	(59,676)
Equity in net income of subsidiaries	(6,906)	(2,196)	(939)	10,041	—
Loss from continuing operations before income tax	(74,607)	3,697	(861)	12,095	(59,676)
Income tax benefit	—	3,727	(351)	(514)	2,862
Loss from continuing operations	(74,607)	7,424	(1,212)	11,581	(56,814)
Income from discontinued operations, net of tax	—	(30,374)	12,316	(1,540)	(19,598)
Net income (loss)	(74,607)	(22,950)	11,104	10,041	(76,412)
Net income attributable to non-controlling interest	—	—	—	(249)	(249)
Net loss attributable to Magnum Hunter Resources Corporation	(74,607)	(22,950)	11,104	9,792	(76,661)
Dividends on preferred stock	(14,007)	—	—	—	(14,007)
Net income (loss) attributable to common shareholders	$(88,614)	$(22,950)	$11,104	$9,792	$(90,668)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,395	$16,558	$12,993	$(2,337)	$28,609
Expenses	27,421	13,501	12,836	(2,337)	51,421
Loss from continuing operations before equity in net income of subsidiaries	(26,026)	3,057	157	—	(22,812)
Equity in net income of subsidiaries	3,769	—	—	(3,769)	—
Loss from continuing operations before income tax	(22,257)	3,057	157	(3,769)	(22,812)
Income tax benefit	2,960	—	239	—	3,199
Loss from continuing operations	(19,297)	3,057	396	(3,769)	(19,613)
Income from discontinued operations, net of tax	1,168	—	445	—	1,613
Gain on sale of discontinued operations, net of tax	4,329	—	—	—	4,329
Net income (loss)	(13,800)	3,057	841	(3,769)	(13,671)
Net income attributable to non-controlling interest	—	—	—	(129)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	(13,800)	3,057	841	(3,898)	(13,800)
Dividends on preferred stock	(2,467)	—	—	—	(2,467)
Net income (loss) attributable to common shareholders	$(16,267)	$3,057	$841	$(3,898)	$(16,267)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(143,227)	$(50,792)	$(59,600)	$116,898	$(136,721)
Foreign currency translation loss	—	—	3,883	—	3,883
Unrealized gain (loss) on available for sale securities	—	(309)	—	—	(309)
Comprehensive income (loss)	(143,227)	(51,101)	(55,717)	116,898	(133,147)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	4,013	4,013
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(143,227)	$(51,101)	$(55,717)	$120,911	$(129,134)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(74,607)	$(22,950)	$11,104	$10,041	$(76,412)
Foreign currency translation loss	—	—	(12,477)	—	(12,477)
Unrealized gain (loss) on available for sale securities	—	14	—	—	14
Comprehensive income (loss)	(74,607)	(22,936)	(1,373)	10,041	(88,875)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	(249)	(249)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(74,607)	$(22,936)	$(1,373)	$9,792	$(89,124)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(13,800)	$3,057	$841	$(3,769)	$(13,671)
Comprehensive income (loss)	(13,800)	3,057	841	(3,769)	(13,671)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	(129)	(129)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(13,800)	$3,057	$841	$(3,898)	$(13,800)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(458,921)	$275,914	$241,018	$—	$58,011
Cash flow from investing activities	(364,045)	(277,965)	(367,197)	—	(1,009,207)
Cash flow from financing activities	831,080	(1,966)	167,328	—	996,442
Effect of exchange rate changes on cash	—	—	(2,474)	—	(2,474)
Net increase (decrease) in cash	8,114	(4,017)	38,675	—	42,772
Cash at beginning of period	18,758	(445)	(3,462)	—	14,851
Cash at end of period	$26,872	$(4,462)	$35,213	$—	$57,623

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(203,251)	$136,974	$100,115	$—	$33,838
Cash flow from investing activities	(90,464)	(136,489)	(134,762)	—	(361,715)
Cash flow from financing activities	310,917	(310)	31,586	—	342,193
Effect of exchange rate changes on cash	—	—	(19)	—	(19)
Net increase (decrease) in cash	17,202	175	(3,080)	—	14,297
Cash at beginning of period	1,556	(620)	(382)	—	554
Cash at end of period	$18,758	$(445)	$(3,462)	$—	$14,851

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(92,809)	$36,982	$54,659	$—	$(1,168)
Cash flow from investing activities	(21,926)	(40,862)	(55,493)	—	(118,281)
Cash flow from financing activities	117,998	(322)	45	—	117,721
Net increase (decrease) in cash	3,263	(4,202)	(789)	—	(1,728)
Cash at beginning of period	(1,707)	3,582	407	—	2,282
Cash at end of period	$1,556	$(620)	$(382)	$—	$554

Senior Notes

Certain of the Company’s subsidiaries, including Alpha Hunter Drilling, LLC, Bakken Hunter, LLC, Eagle Ford Hunter, Inc., Hunter Aviation, LLC, Hunter Real Estate, LLC, Magnum Hunter Marketing, LLC, Magnum Hunter Production, Inc., Magnum Hunter Resources, GP, LLC, Magnum Hunter Resources, LP, NGAS Gathering, LLC, NGAS Hunter, LLC, PRC Williston, LLC, Triad Hunter, LLC, Williston Hunter, Inc., Williston Hunter ND, LLC, and Viking International Resources, Co., Inc. (collectively, "Guarantor Subsidiaries"), jointly and severally guarantee on a senior unsecured basis, the obligations of the Company under all the Senior Notes issued under the indenture entered into by the Company on May 16, 2012, as supplemented.

These condensed consolidating guarantor financial statements have been revised to reflect Eagle Ford Hunter as a non-guarantor as the subsidiary was no longer a guarantor upon the closing of the sale on April 24,2013. See "Note 7 - Discontinued Operations".

Condensed consolidating financial information for Magnum Hunter Resources Corporation , the Guarantor Subsidiaries and the other subsidiaries of the Company (the "Non Guarantor Subsidiaries") as of December 31, 2012, 2011, 2010 and for the years then ended was as follows:

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$63,167	$703	$60,552	$111,126	$(31,229)	$204,319
Intercompany accounts receivable	803,834	—	—	—	(803,834)	—
Property and equipment (using successful efforts accounting)	9,596	18,257	1,276,467	620,093	—	1,924,413
Investment in subsidiaries	763,856	—	101,341	102,354	(967,551)	—
Other assets	20,849	—	5,451	43,600	—	69,900
Total Assets	$1,661,302	$18,960	$1,443,811	$877,173	$(1,802,614)	$2,198,632

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$28,503	$2,291	$117,511	$125,727	$(30,376)	$243,656
Intercompany accounts payable	—	58,966	508,254	236,636	(803,856)	—
Long-term liabilities	831,286	1,274	97,271	112,615	—	1,042,446
Redeemable preferred stock	100,000	—	—	100,878	—	200,878
Shareholders' equity (deficit)	701,513	(43,571)	720,775	301,317	(968,382)	711,652
Total Liabilities and Shareholders' Equity	$1,661,302	$18,960	$1,443,811	$877,173	$(1,802,614)	$2,198,632

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Balance Sheets
(in thousands)

	As of December 31, 2011
	Magnum Hunter Resources Corporation	PRC Williston	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$25,401	$2,188	$21,932	$27,503	$645	$77,669
Intercompany accounts receivable	667,557	—	—	—	(667,557)	—
Property and equipment (using successful efforts accounting)	13,287	32,607	636,854	392,511	(125)	1,075,134
Investment in subsidiaries	147,491	—	62,672	125,716	(335,879)	—
Other assets	9,151	—	466	6,340	—	15,957
Total Assets	$862,887	$34,795	$721,924	$552,070	$(1,002,916)	$1,168,760

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$21,112	$1,319	$85,516	$59,671	$57	$167,675
Intercompany accounts payable	—	60,173	234,468	390,934	(685,575)	—
Long-term liabilities	253,319	1,983	96,885	58,246	—	410,433
Redeemable preferred stock	100,000	—	—	—	—	100,000
Shareholders' equity (deficit)	488,456	(28,680)	305,055	43,219	(317,398)	490,652
Total Liabilities and Shareholders' Equity	$862,887	$34,795	$721,924	$552,070	$(1,002,916)	$1,168,760

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$729	$7,614	$122,703	$12,955	$(3,645)	$140,356
Expenses	54,047	22,505	177,489	9,929	15,354	279,324
Loss from continuing operations before equity in net income of subsidiaries	(53,318)	(14,891)	(54,786)	3,026	(18,999)	(138,968)
Equity in net income of subsidiaries	(97,191)	—	458	(23,362)	120,095	—
Loss from continuing operations before income tax	(150,509)	(14,891)	(54,328)	(20,336)	101,096	(138,968)
Income tax benefit	5,937	—	13,375		—	19,312
Loss from continuing operations	(144,572)	(14,891)	(40,953)	(20,336)	101,096	(119,656)
Income from discontinued operations, net of tax	—	—	(11,056)	(8,418)	—	(19,474)
Gain on sale of discontinued operations, net of tax	—	—	2,409	—	—	2,409
Net income (loss)	(144,572)	(14,891)	(49,600)	(28,754)	101,096	(136,721)
Net loss attributable to non-controlling interest	—	—	—	—	4,013	4,013
Net loss attributable to Magnum Hunter Resources Corporation	(144,572)	(14,891)	(49,600)	(28,754)	105,109	(132,708)
Dividends on preferred stock	(22,842)	—	—	(11,864)	—	(34,706)
Net income (loss) attributable to common shareholders	$(167,414)	$(14,891)	$(49,600)	$(40,618)	$105,109	$(167,414)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,071	$8,687	$54,545	$5,903	$(3,751)	$66,455
Expenses	68,772	11,704	48,788	7,677	(10,810)	126,131
Loss from continuing operations before equity in net income of subsidiaries	(67,701)	(3,017)	5,757	(1,774)	7,059	(59,676)
Equity in net income of subsidiaries	(6,906)	—	(2,196)	(939)	10,041	—
Loss from continuing operations before income tax	(74,607)	(3,017)	3,561	(2,713)	17,100	(59,676)
Income tax benefit	—	—	3,733	(357)	(514)	2,862
Loss from continuing operations	(74,607)	(3,017)	7,294	(3,070)	16,586	(56,814)
Income from discontinued operations, net of tax	—	—	(30,364)	12,306	(1,540)	(19,598)
Net income (loss)	(74,607)	(3,017)	(23,070)	9,236	15,046	(76,412)
Net income attributable to non-controlling interest	—	—	—	—	(249)	(249)
Net loss attributable to Magnum Hunter Resources Corporation	(74,607)	(3,017)	(23,070)	9,236	14,797	(76,661)
Dividends on preferred stock	(14,007)	—	—	—	—	(14,007)
Net income (loss) attributable to common shareholders	$(88,614)	$(3,017)	$(23,070)	$9,236	$14,797	$(90,668)
Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Operations
(in thousands)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,395	$8,178	$19,949	$1,424	$(2,337)	$28,609
Expenses	27,421	15,275	17,578	1,610	(10,463)	51,421
Loss from continuing operations before equity in net income of subsidiaries	(26,026)	(7,097)	2,371	(186)	8,126	(22,812)
Equity in net income of subsidiaries	3,769	—	—	—	(3,769)	—
Loss from continuing operations before income tax	(22,257)	(7,097)	2,371	(186)	4,357	(22,812)
Income tax benefit	2,960			239		3,199
Loss from continuing operations	(19,297)	(7,097)	2,371	53	4,357	(19,613)
Income from discontinued operations, net of tax	1,168	—	—	445	—	1,613
Gain on sale of discontinued operations, net of tax	4,329	—	—	—	—	4,329
Net income (loss)	(13,800)	(7,097)	2,371	498	4,357	(13,671)
Net income attributable to non-controlling interest	—	—	—	—	(129)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	(13,800)	(7,097)	2,371	498	4,228	(13,800)
Dividends on preferred stock	(2,467)	—	—	—	—	(2,467)
Net income (loss) attributable to common shareholders	$(16,267)	$(7,097)	$2,371	$498	$4,228	$(16,267)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(144,572)	$(14,891)	$(49,600)	$(28,754)	$101,096	$(136,721)
Foreign currency translation loss	—	—	—	3,883	—	3,883
Unrealized gain (loss) on available for sale securities	—	—	(309)	—	—	(309)
Comprehensive income (loss)	(144,572)	(14,891)	(49,909)	(24,871)	101,096	(133,147)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	4,013	4,013
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(144,572)	$(14,891)	$(49,909)	$(24,871)	$105,109	$(129,134)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(74,607)	$(3,017)	$(23,070)	$9,236	$15,046	$(76,412)
Foreign currency translation loss	—	—	—	(12,477)	—	(12,477)
Unrealized gain (loss) on available for sale securities	—	—	14	—	—	14
Comprehensive income (loss)	(74,607)	(3,017)	(23,056)	(3,241)	15,046	(88,875)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	(249)	(249)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(74,607)	$(3,017)	$(23,056)	$(3,241)	$14,797	$(89,124)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Net income (loss)	$(13,800)	$(7,097)	$2,371	$498	$4,357	$(13,671)
Comprehensive income (loss)	(13,800)	(7,097)	2,371	498	4,357	(13,671)
Comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	(129)	(129)
Comprehensive income (loss) attributable to Magnum Hunter Resources Corporation	$(13,800)	$(7,097)	$2,371	$498	$4,228	$(13,800)

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
(in thousands)

	For the Year Ended December 31, 2012
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(458,921)	$1,256	$281,782	$235,104	$(1,210)	$58,011
Cash flow from investing activities	(364,045)	(49)	(287,204)	(357,912)	3	(1,009,207)
Cash flow from financing activities	831,080	(1,207)	1,781	163,581	1,207	996,442
Effect of exchange rate changes on cash	—	—	—	(2,474)	—	(2,474)
Net increase (decrease) in cash	8,114	—	(3,641)	38,299	—	42,772
Cash at beginning of period	18,758	—	(546)	(3,361)	—	14,851
Cash at end of period	$26,872	$—	$(4,187)	$34,938	$—	$57,623

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(203,251)	$(1,738)	$138,855	$98,048	$1,924	$33,838
Cash flow from investing activities	(90,464)	(175)	(141,954)	(129,111)	(11)	(361,715)
Cash flow from financing activities	310,917	1,913	3,206	28,070	(1,913)	342,193
Effect of exchange rate changes on cash	—	—	—	(19)	—	(19)
Net increase (decrease) in cash	17,202	—	107	(3,012)	—	14,297
Cash at beginning of period	1,556	—	(653)	(349)	—	554
Cash at end of period	$18,758	$—	$(546)	$(3,361)	$—	$14,851

Magnum Hunter Resources Corporation and Subsidiaries
Condensed Consolidating Statements of Cash Flows
(in thousands)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	PRC Williston, Inc.	100% Owned Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(92,809)	$(4,818)	$37,687	$53,869	$4,903	$(1,168)
Cash flow from investing activities	(21,926)	(237)	(41,531)	(54,606)	19	(118,281)
Cash flow from financing activities	117,998	4,922	(520)	243	(4,922)	117,721
Net increase (decrease) in cash	3,263	(133)	(4,364)	(494)	—	(1,728)
Cash at beginning of period	(1,707)	133	3,711	145	—	2,282
Cash at end of period	$1,556	$—	$(653)	$(349)	$—	$554